Retirement Benefit and Other Post-retirement Obligations - Summary of Effect of a Half Percentage Point Increase and Decrease in the Inflation Rate (Detail) - Inflation [member] £ in Millions	Dec. 31, 2023 GBP (£)
UK Group plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease) /increase in defined benefit obligation, 0.5% increase	£ 61
(Decrease) /increase in defined benefit obligation, 0.5% decrease	(58)
US plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease) /increase in defined benefit obligation, 0.5% increase	0
(Decrease) /increase in defined benefit obligation, 0.5% decrease	£ 0